TYPE:	13F-HR
PERIOD 03/31/2008
FILER
   CIK	1166385
   CCC	mhxtav#6
SUBMISSION - CONTACT
   NAME	S. Buccafusco
   PHONE 908-598-0909

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tradition Capital Management, LLC
Address: 86 Summit Avenue
	 Summit, NJ 07901

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sharon Buccafusco, Associate Compliance Officer
Phone:   908-598-0909


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     8307   104950 SH       Sole                    50304             54646
AT&T                           COM              00206R102      255     6667 SH       Sole                     4782              1885
Abbott Laboratories            COM              002824100     9432   171026 SH       Sole                    87666             83360
Adobe Systems                  COM              00724F101      451    12675 SH       Sole                     4200              8475
Akamai Tech                    COM              00971T101     5095   180940 SH       Sole                    91895             89045
Amdocs Limited                 COM              G02602103     9833   346726 SH       Sole                   170216            176510
American Express               COM              025816109      275     6285 SH       Sole                     3035              3250
Anadarko Petroleum             COM              032511107      309     4900 SH       Sole                     2800              2100
Apache                         COM              037411105     9548    79023 SH       Sole                    38522             40501
Avery Dennison                 COM              053611109     2507    50910 SH       Sole                    26540             24370
BP PLC ADS                     COM              055622104     1440    23740 SH       Sole                    14816              8924
Bank of America                COM              060505104      273     7200 SH       Sole                     1200              6000
Barrick Gold Corp.             COM              067901108     4012    92325 SH       Sole                    49550             42775
Becton Dickinson               COM              075887109      283     3300 SH       Sole                                       3300
Bed Bath & Beyond              COM              075896100      606    20559 SH       Sole                    10009             10550
Berkshire Hathaway Class A     COM              084670108      267        2 SH       Sole                                          2
Berkshire Hathaway Class B     COM              084670207      908      203 SH       Sole                       75               128
Cadbury Schweppes PLC          COM              127209302      332     7500 SH       Sole                     2200              5300
Celgene Corporation            COM              151020104      221     3601 SH       Sole                     3001               600
Chevron                        COM              166764100     1360    15930 SH       Sole                     9950              5980
Chubb Corp                     COM              171232101    14011   283175 SH       Sole                   140400            142775
Cisco Systems                  COM              17275R102      353    14635 SH       Sole                    11910              2725
Coca-Cola Company              COM              191216100     4294    70539 SH       Sole                    39129             31410
Colgate-Palmolive              COM              194162103      728     9350 SH       Sole                     3350              6000
ConocoPhillips                 COM              20825C104    12330   161792 SH       Sole                    75545             86247
Corning                        COM              219350105      214     8900 SH       Sole                     7550              1350
Devon Energy                   COM              25179M103      502     4807 SH       Sole                     3107              1700
Diamond Offshore Drilling      COM              25271C102     8911    76555 SH       Sole                    37675             38880
Digital Creative Dev CP        COM              25384B108        0    10000 SH       Sole                                      10000
E.I. DuPont de Nemour          COM              263534109      440     9408 SH       Sole                     3218              6190
Ecolab                         COM              278865100      543    12500 SH       Sole                     5950              6550
Emerson Electric               COM              291011104      603    11708 SH       Sole                     4068              7640
Encana                         COM              292505104      278     3675 SH       Sole                     2500              1175
Exxon Mobil                    COM              30231G102     7321    86557 SH       Sole                    43262             43295
General Dynamics               COM              369550108      218     2615 SH       Sole                      415              2200
General Electric               COM              369604103     5767   155832 SH       Sole                    81822             74010
Goldman Sachs Group            COM              38141G104     6381    38582 SH       Sole                    20537             18045
Hain Celestial                 COM              405217100     9019   305720 SH       Sole                   146490            159230
Hansen Natural                 COM              411310105     9027   255716 SH       Sole                   127591            128125
Hudson City Bancorp Inc.       COM              443683107      200    11285 SH       Sole                     9310              1975
IBM Corp                       COM              459200101      351     3049 SH       Sole                      709              2340
Illinois Tool Works            COM              452308109      514    10664 SH       Sole                    10664
Intel                          COM              458140100      234    11025 SH       Sole                     7050              3975
Interdigital Inc.              COM              45867G101     4424   223305 SH       Sole                   111820            111485
Interep Natl Radio Sales       COM              45866V109        0    10000 SH       Sole                    10000
Johnson & Johnson              COM              478160104    15450   238173 SH       Sole                   115100            123073
Kellogg Company                COM              487836108      210     4000 SH       Sole                     4000
Kimberly-Clark                 COM              494368103     6766   104816 SH       Sole                    52706             52110
Marathon Oil Corp              COM              565849106     8913   195465 SH       Sole                    89133            106332
Microsoft                      COM              594918104    12184   429304 SH       Sole                   216219            213085
Monsanto                       COM              61166W101      332     2980 SH       Sole                     2862               118
Nabors Ind Ltd                 COM              G6359F103     8391   248469 SH       Sole                   131237            117232
Newfield Exploration           COM              651290108      328     6200 SH       Sole                     3200              3000
Nike Inc- Cl 'B'               COM              654106103     6700    98533 SH       Sole                    52118             46415
Noble Energy                   COM              655044105      728    10000 SH       Sole                     6600              3400
Nokia Corporation              COM              654902204      246     7720 SH       Sole                     5320              2400
Novartis AG-ADR                COM              66987V109    12479   243592 SH       Sole                   118537            125055
NutriSystem                    COM              67069d108     5524   366525 SH       Sole                   194160            172365
Parker Hannifin                COM              701094104     7901   114059 SH       Sole                    54667             59392
PepsiCo                        COM              713448108     6817    94417 SH       Sole                    48237             46180
Pfizer                         COM              717081103      212    10151 SH       Sole                     9751               400
Portal Resources Ltd           COM              736114109        4    20000 SH       Sole                    20000
Proctor & Gamble               COM              742718109     1562    22286 SH       Sole                    16521              5765
Prudential Financial           COM              744320102    15130   193358 SH       Sole                   100370             92988
Royal Dutch Shell PLC - ADR B  COM              780259107      353     5236 SH       Sole                     1517              3719
Sabine Royalty Trust           COM              785688102      457     9075 SH       Sole                     1375              7700
Sanofi-Aventis                 COM              80105N105    12052   321047 SH       Sole                   165882            155165
Schering-Plough                COM              806605101     9842   683026 SH       Sole                   336531            346495
Schlumberger Ltd.              COM              806857108      304     3500 SH       Sole                      800              2700
Smithtown Bancorp              COM              832449102      339    16233 SH       Sole                     8085              8148
Staples                        COM              855030102      214     9679 SH       Sole                     9079               600
Symantec Corporation           COM              871503108     2442   146909 SH       Sole                    78859             68050
Sysco Corporation              COM              871829107      228     7850 SH       Sole                     1450              6400
Tempur-Pedic Intl              COM              88023U101     4618   419790 SH       Sole                   196700            223090
Terex Corp                     COM              880779103    10892   174275 SH       Sole                    88370             85905
Teva Pharmaceutical            COM              881624209    11750   254380 SH       Sole                   126029            128351
Thermo Fisher Scientific       COM              883556102      235     4140 SH       Sole                     4140
Transocean                     COM              G90073100     8374    61937 SH       Sole                    30207             31730
Trinity Industries             COM              896522109     6662   249975 SH       Sole                   124770            125205
U.S. Bancorp                   COM              902973304     7487   231375 SH       Sole                   115430            115945
Unilever N.V.                  COM              904784709      522    15471 SH       Sole                     5387             10084
United Technologies            COM              913017109      845    12281 SH       Sole                     8731              3550
Vasco Data Security Intl       COM              92230Y104     2970   217100 SH       Sole                   109990            107110
Vectren Corp.                  COM              92240G101      226     8419 SH       Sole                     8419
Vodafone Group PLC ADS         COM              92857W209     7357   249316 SH       Sole                   123237            126079
Vulcan Materials Co. (Holding  COM              929160109      262     3940 SH       Sole                     1590              2350
Wal-Mart Stores                COM              931142103     3430    65108 SH       Sole                    32983             32125
Walt Disney                    COM              254687106    10765   343055 SH       Sole                   173990            169065
Watts Water Technology         COM              942749102     4283   152805 SH       Sole                    77655             75150
Wyeth                          COM              983024100      401     9600 SH       Sole                     2200              7400
XTO Energy Inc.                COM              98385X106     6593   106582 SH       Sole                    54427             52155
Zimmer Holdings                COM              98956P102      225     2885 SH       Sole                     1007              1878
Midcap SPDR Trust Series 1     COM              595635103      640 4534.112 SH       Sole                 4210.856           323.255
S&P 500 Index SPDR Trust Serie COM              78462F103     2127 16119.171 SH      Sole                13741.904          2377.267
Schwab International Index Fun COM              808509830      206 9430.382 SH       Sole                 9244.033           186.349
Schwab S&P 500 Index Fund      COM              808509855      329 16010.835 SH      Sole                15319.839           690.996
iShares MSCI EAFE Index Fund   COM              464287465     2186 30407.250 SH      Sole                25541.809          4865.440

/TEXT
/DOCUMENT
/SUBMISSION